Vessels and Equipment - Schedule of Property Plant and Equipment (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Accumulated depreciation, beginning balance			$ (280,318)	$ (212,024)	$ (212,024)
Accumulated depreciation, disposals for the period			260		3,289
Depreciation for the period	$ (22,332)	$ (17,372)	(43,906)	(33,125)	(71,583)
Accumulated depreciation, ending balance	(323,964)		(323,964)		(280,318)
Net vessel, beginning balance			1,723,023	1,256,889	1,256,889
Additions			117,955		522,369
Drydock costs			6,132		15,348
Depreciation for the year	(22,332)	$ (17,372)	(43,906)	(33,125)	(71,583)
Net vessel, ending balance	1,803,204		1,803,204		1,723,023
Vessels & Equipment [Member]
Property, Plant and Equipment [Line Items]
Vessel and equipment, beginning balance			2,003,341	$ 1,468,913	1,468,913
Additions			117,955		522,369
Drydock costs			6,132		15,348
Disposals			(260)		(3,289)
Vessel and equipment, ending balance	$ 2,127,168		$ 2,127,168		$ 2,003,341